Related Parties Blalance (Tables)	12 Months Ended
Mar. 31, 2026
Related Parties Blalance [Abstract]
Schedule of Loan to Related Parties

(i) Loan to related parties:

	As of March 31, 2026	As of March 31, 2025
Horwath Capital Consultants Limited (a)	$1,811,524	$1,795,024
Silver Thousand International (b)	4,775	-
River Business Limited (c)	3,894	-
	$1,820,193	$1,795,024

(a)	The balance is due from Horwath Capital Consultants Limited (“Horwath Capital”), to which the Company’s chairman serves as a director. On November 1, 2019 and December 4, 2019, the Company loaned $851,825 and $1,650,000 to Horwath Capital, respectively. The loan bears an interest rate of 4% and is not guaranteed. The maturity was July 31, 2020. On July 20, 2020 and March 30, 2021, Horwath Capital fully repaid $851,825 and $1,650,000 to the Company, respectively. On April 1, 2022 and April 7, 2022, the company loaned $300,000 and $1,350,000 to Horwath Capital. The loan bears an interest rate of 1% and is not guaranteed. The maturity was September 30, 2026. Horwath Capital signed a repayment plan, under which it is expected to fully settle all principal and interest by July 31, 2031.

(b)	Silver Thousand International owned 320,000 of our ordinary shares, the balance of due from Silver Thousand International was the represents registration fees advanced by the Company.

(c)	River Business Limited owned 1,084,028 of our ordinary shares, the balance of due from Silver Thousand International was the represents registration fees advanced by the Company.

(ii) Due to related party:

	As of March 31, 2026	As of March 31, 2025
Due to shareholders	$367,077	$478,278

Due to related parties	$367,077	$478,278

(d)	The balance of due to shareholders mainly due to the principal shareholders of the Company who provide funds for the Company’s operations. The payables are unsecured, non-interest bearing and due on demand.